UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER 0-54447

CUSIP NUMBER 63906P107

(Check One):	☐ Form 10-K ☐ Form 20-F ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR

For Period Ended:               September 30, 2012

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION

Naugatuck Valley Financial Corporation
Full Name of Registrant

Not Applicable
Former Name if Applicable

333 Church Street
Address of Principle Executive Office (Street and Number)

Naugatuck, CT 06770
City, State and Zip Code

PART II -- RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III—NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company is unable to file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2012 on a timely basis due to the disruptions caused by Hurricane Sandy on the Company’s offices and employees and its independent auditors, all of whom are primarily located in regions of Connecticut that were impacted by Hurricane Sandy. In addition, the Company's determination to restate its consolidated financial statements for the quarters ended March 31, 2012 and June 30, 2012, as reported in the Form 8-K filed with the SEC on November 13, 2012, further delayed the Company's ability to file its Form 10-Q. The Company intends to file the Form 10-Q that is the subject of this Notification of Late Filing with the SEC as soon as practicable, and will make every effort to file it within the five-day extension period afforded by SEC Rule 12b-25 under the Securities Exchange Act of 1934, as amended.

PART IV--OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

William C. Calderara, President & CEO	203	720-5000
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes    ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes    ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Naugatuck Valley Financial Corporation

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 21, 2012	By	/s/ William C. Calderara, President & CEO

INSTRUCTION: The form may be signed by an executive officer or the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

Part IV – No. 3 -- Explanation of Anticipated Change.

Provision for Loan Losses:

The provision for loan losses was $10.3 million for the three months and $17.0 million for the nine months ended September 30, 2012, respectively. The third quarter and year-to-date provision for loan losses increased by $9.1 million and $14.3 million from the year earlier periods. The increased provision in the 2012 periods is due to management’s estimate of the possible losses in the loan loss portfolio, primarily due to increased non-performing and classified loans, charge-offs and continuing weak economic conditions in the area in which the Bank operates.

Professional Fees:

Professional Fees of $576,000 in the third quarter of 2012 increased $433,000 from $143,000 a year ago. Professional Fees of $1,113,000 in the nine months end September 30, 2012 increased from $413,000, year ago, or by $700,000. The increase in Professional Fees is primarily due to the higher legal, accounting and other professional fees incurred related to the restatement of the first and second quarter financial statements.